Capitalized Cost from Contracts with Customers	12 Months Ended
Dec. 31, 2020
Capitalized Cost from Contracts with Customers
Capitalized Cost from Contracts with Customers

(A.3) Capitalized Cost from Contracts with Customers

y Costs of Obtaining Customer Contracts

Capitalized costs from customer contracts are classified as Other non-financial assets in our statement of financial position.

The capitalized assets for the incremental costs of obtaining a customer contract primarily consist of sales commissions earned by our sales force. Judgment is required in determining the amounts to be capitalized, particularly where the commissions are based on cumulative targets and where commissions relate to multiple performance obligations in one customer contract. We capitalize such cumulative target commissions for all customer contracts that count towards the cumulative target but only if nothing other than obtaining customer contracts can contribute to achieving the cumulative target. Commissions for contracts with multiple performance obligations or for probable renewals thereof are allocated to these performance obligations and probable renewals relative to the respective standalone selling price.

Typically, we either do not pay sales commissions for customer contract renewals or such commissions are not commensurate with the commissions paid for new contracts. Thus, the commissions paid for renewable new contracts also relate to expected renewals of these contracts. Consequently, we amortize sales commissions paid for new customer contracts on a straight-line basis over the expected contract life including probable contract renewals. Judgment is required in estimating these contract lives. In exercising this judgment, we consider our respective renewal history adjusted for indications that the renewal history is not fully indicative of future renewals. The amortization periods range from 18 months to eight years depending on the type of offering and reflect our strategy as communicated in 2020 to expedite our customers' transition from the on-premise business model of perpetual license and support towards the cloud subscription model. Amortization of the capitalized costs of obtaining customer contracts is classified as sales and marketing expense.

We expense incremental costs of obtaining a customer contract as incurred if we expect an amortization period of one year or less.

y Costs to Fulfill Customer Contracts

Capitalized costs incurred to fulfill customer contracts mainly consist of direct costs for set-up and implementation of cloud products and custom cloud development contracts as far as these costs are not in scope of other standards than IFRS 15. These costs are amortized after completion of the setup and implementation or the development , respectively, on a straight-line basis over the expected life of the cloud subscription contract and including expected renewals. Derived from our respective renewal history, and considering indications that the renewal history is not fully indicative of future renewals, the amortization period is typically seven to eight years. In addition, the capitalized costs include third-party license fees which are amortized over the term of the third-party license contract. Judgment is required in evaluating whether costs are direct or indirect and in estimating contract lives.

Amortization of capitalized costs to fulfill contracts for custom cloud applications and extensions is included in the cost of cloud.

Capitalized Cost from Contracts with Customers

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Capitalized cost of obtaining customer contracts	491	1,536	2,028	414	1,318	1,732
Capitalized cost to fulfill customer contracts	91	151	242	66	117	183
Capitalized contract cost	583	1,687	2,270	480	1,435	1,915
/ Other non-financial assets	1,321	1,926	3,247	1,188	1,701	2,889
Capitalized contract cost as % of / other non-financial assets	44	88	70	40	84	66

Amortization Expense

€ millions	2020	2019
Capitalized cost of obtaining customer contracts	450	367
Capitalized cost to fulfill customer contracts	129	81